Stock Options (Options Granted Under The Stock Option Plan Exercisable In Canadian Dollars And U.S Dollars) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2014 Stock Option In Canadian Dollars [Member] CAD	Dec. 31, 2013 Stock Option In Canadian Dollars [Member] CAD	Dec. 31, 2014 Stock Option In Canadian Dollars [Member] Maximum [Member] CAD	Dec. 31, 2012 Stock Option In Canadian Dollars [Member] Maximum [Member] CAD	Dec. 31, 2014 Stock Option In Canadian Dollars [Member] Minimum [Member] CAD	Dec. 31, 2012 Stock Option In Canadian Dollars [Member] Minimum [Member] CAD	Dec. 31, 2014 Stock Option In Us Dollars [Member] USD ($)	Dec. 31, 2013 Stock Option In Us Dollars [Member] USD ($)	Dec. 31, 2014 Stock Option In Us Dollars [Member] Maximum [Member] USD ($)	Dec. 31, 2013 Stock Option In Us Dollars [Member] Maximum [Member] USD ($)	Dec. 31, 2014 Stock Option In Us Dollars [Member] Minimum [Member] USD ($)	Dec. 31, 2013 Stock Option In Us Dollars [Member] Minimum [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding at Beginning	1,364	1,390					544	443
Granted Number of Options	0	0					654	105
Number of Options Exercised	(17)	0					(110)	0
Forfeited or expired Number of Options	(9)	(26)					(16)	(4)
Number of Options Outstanding at Ending	1,338	1,364					1,072	544
Outstanding Range			2.43	2.43	1.62	1.62			$ 30.78	$ 34.02	$ 0.45	$ 0.45
Granted Range	0	0							$ 3.6	$ 2.94	$ 1.59	$ 0.72
Exercised Range	1.89	0						$ 0	$ 1.05		$ 0.6
Forfeited or expired Range		0	2.43		1.62				$ 34.02	$ 0	$ 1.89	$ 0
Outstanding Range			2.43	2.43	1.62	1.62			$ 15.66	$ 30.78	$ 0.45	$ 0.45
Weighted-average Exercise Price outstanding at Beginning	2.34	2.34					$ 1.80	$ 2.01
Granted Weighted- average	0	0					$ 2.24	$ 0.96
Exercised Weighted- average	1.89	0					$ 1.01	$ 0
Forfeited or expired Weighted- average	1.72	0					$ 20.51	$ 30.42
Weighted-average Exercise Price Outstanding at Ending	2.38	2.34					$ 1.77	$ 1.80